CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue	$ 5,180,194	$ 2,946,749	$ 12,763,630	$ 7,088,806
Cost of Goods Sold	2,951,944	1,790,713	7,350,394	4,432,459
Gross Profit	2,228,250	1,156,036	5,413,236	2,656,347
Operating expenses
Sales and marketing expenses	1,670,017	1,085,999	4,428,572	2,931,870
General and administrative	2,090,392	840,774	3,164,101	6,883,287
Depreciation	96,279	89,439	359,556	318,328
Total operating expenses	3,856,688	2,016,212	7,952,229	10,133,485
Total operating loss	(1,628,438)	(860,176)	(2,538,993)	(7,477,138)
Other income (expense)
Interest income	0	98	103	97
Interest expense	(123,649)	(112,601)	(367,115)	(350,053)
Amortization of debt discount and accretion	(19,667)	(45,258)	(556,331)	(498,458)
Change in derivative liability	0	4,306	7,736	43,968
Total other income (expense)	(143,316)	(153,455)	(915,607)	(804,446)
Net loss	$ (1,771,754)	$ (1,013,631)	$ (3,454,600)	$ (8,281,584)
EARNINGS PER SHARE (Basic)	$ (0.10)	$ (0.07)	$ (0.22)	$ (2.19)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	17,967,618	14,716,285	15,550,257	3,772,941